Expense Example - Dan IVES Wedbush AI Power & Infrastructure ETF - Dan IVES Wedbush AI Power & Infrastructure ETF	Apr. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240